INVESTMENT IN UNCONSOLIDATED ENTITY	12 Months Ended
Dec. 31, 2019
INVESTMENT IN UNCONSOLIDATED ENTITY
12. INVESTMENT IN UNCONSOLIDATED ENTITY
On June 21, 2017, our first joint venture with Carrier, Carrier Enterprise, LLC, which we refer to as Carrier Enterprise I, acquired a 34.9% ownership interest in Russell Sigler, Inc. (“RSI”), an HVAC distributor operating from 30 locations in the Western U.S. We have an 80% controlling interest in Carrier Enterprise I, and Carrier has a 20%
non-controlling
interest. Carrier Enterprise I acquired its ownership interest in RSI for cash consideration of $63,600, of which we contributed $50,880 and Carrier contributed $12,720. Effective June 29, 2018, Carrier Enterprise I acquired an additional 1.4% ownership interest in RSI, which increased Carrier Enterprise I’s ownership interest in RSI to 36.3% for cash consideration of $3,760, of which we contributed $3,008 and Carrier contributed $752. Effective April 22, 2019, Carrier Enterprise I acquired an additional 1.8% ownership interest in RSI for cash consideration of $4,940, of which we contributed $3,952 and Carrier contributed $988. This acquisition increased Carrier Enterprise I’s ownership interest in RSI to 38.1%.
Carrier Enterprise I is a party to a shareholders’ agreement (the “Shareholders’ Agreement”) with RSI and its shareholders. Pursuant to the Shareholders’ Agreement, RSI’s shareholders have the right to sell, and Carrier Enterprise I has the obligation to purchase, their respective shares of RSI for a purchase price determined based on either book value or a multiple of EBIT, the latter of which Carrier Enterprise I used to calculate the price paid for its investment in RSI. RSI’s shareholders may transfer their respective shares of RSI common stock only to members of the Sigler family or to Carrier Enterprise I, and, at any time from and after the date on which Carrier Enterprise I owns 85% or more of RSI’s outstanding common stock, it has the right, but not the obligation, to purchase from RSI’s shareholders the remaining outstanding shares of RSI common stock. Additionally, Carrier Enterprise I has the right to appoint two
of RSI’s
six
board members. Given Carrier Enterprise I’s 38.1% equity interest in RSI and its right to appoint two
out of RSI’s
six
board members, this investment in RSI is accounted for under the equity method.